Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2025		Oct. 31, 2025	Oct. 31, 2025
C000130466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.02%		(1.79%)	0.37%
C000014127 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.94%		(1.89%)	0.28%
C000014126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	2.67%	[1]	(2.98%)	(0.78%)
C000014125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Average Annual Return, Percent	0.09%		(3.02%)	(0.51%)
C000049945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	9.37%		11.87%	8.60%
C000049946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	14.09%	[2]	12.33%	8.43%
C000049947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	16.34%		13.51%	9.55%
C000130468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	16.41%		13.56%	9.61%
Without Sales Load [Member] | C000014126 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	3.67%		(2.98%)	(0.78%)
Without Sales Load [Member] | C000014125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	4.77%		(2.12%)	(0.05%)
Without Sales Load [Member] | C000049945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	16.01%		13.21%	9.25%
Without Sales Load [Member] | C000049946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	15.09%		12.33%	8.43%
Bloomberg Global Aggregate ex USD Index Unhedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Index (Unhedged)
Average Annual Return, Percent	5.22%		(2.82%)	0.35%
FTSE World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	23.61%		16.06%	12.24%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.